BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Narrative) (Details)	Dec. 31, 2019
Monsanto [Member]
Statement Line Items [Line Items]
Ownership percentage held by other entity in subsidiary	6.40%
Pioneer [Member]
Statement Line Items [Line Items]
Ownership percentage held by other entity in subsidiary	27.84%